Income Taxes (Details) - Schedule of reconciliation statutory tax rate - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciliation statutory tax rate [Abstract]
Loss before taxes, as reported in the statements of operations	$ 1,842	$ 635	$ 387	$ (162)	$ 2,477	$ 225	$ 1,140	$ 3,142
Federal and State statutory rate							21.00%	21.00%
Theoretical tax benefit on the above amount at federal statutory tax rate							$ 239	$ 660
Share-based compensation							(144)	(247)
Losses and other items for which a valuation allowance Was provided or benefit from loss carry forward							(95)	(413)
Actual tax income (expense)
Net operating loss carry-forward							651	499
Valuation allowance							$ (651)	(499)
Deferred tax assets